NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Use of Estimates (Policies)	Mar. 31, 2023
March 31, 2023
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The estimates and judgments will also affect the reported amounts for certain revenues and expenses during the reporting period. Actual results could differ from these good faith estimates and judgments.

In regards to inventory write-offs and allowances, our Company determines the net realizable value by using the various factors as following:  excess or slow-moving inventories (12 months or more of inventory on hand), expiration dates (within 12 months of the current reporting period), current and future product demand, production planning, and market conditions.  If any of these factors are found in the reporting period, management will review each item and determine if any additional allowances or write-offs need to be made.  A change in any of these variable’s factors could result in an adjustment to inventory.  Management has fully provided for any risks in the current inventory allowance booked.

As for revenue adjustments for discounts, allowances and refunds, we treat each of these items differently.  When it comes to revenue discounts, we will create the invoice for the product sold which will include any discounts given.  These discounts usually happen for a short period of time for sales that we will offer around holidays.  Due to the revenue being recognized once the order has shipped, less any applicable discount, we book this transaction at the net order transaction amount.  In regards to allowances and refunds for revenue adjustments, due to our refund percentage is less than 1% we decided the need for an estimated adjustment for allowances and refunds was not material.  If we do receive any returned orders, we will directly book those orders as refunds the day we receive the call from the customer requesting the refund.  We will book the credit memo at the full value of the customer original order. We recognize the guidance sited under ASC 606 in this matter, but due to the insignificant and not material difference between GAAP and cash, management has chosen to forego any adjustments to our revenue for any discounts, refunds, and allowances.

December 31, 2022
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The estimates and judgments will also affect the reported amounts for certain revenues and expenses during the reporting period. Actual results could differ from these good faith estimates and judgments.

In regards to inventory write-offs and allowances, our Company determines the net realizable value by using the various factors as following:  excess or slow-moving inventories (12 months or more of inventory on hand), expiration dates (within 12 months of the current reporting period), current and future product demand, production planning, and market conditions.  If any of these factors are found in the reporting period, management will review each item and determine if any additional allowances or write-offs need to be made.  A change in any of these variable’s factors could result in an adjustment to inventory.  Management has fully provided for any risks in the current inventory allowance booked.

As for revenue adjustments for discounts, allowances and refunds, we treat each of these items differently.  When it comes to revenue discounts, we will create the invoice for the product sold which will include any discounts given.  These discounts usually happen for a short period of time for sales that we will offer around holidays.  Due to the revenue being recognized once the order has shipped, less any applicable discount, we book this transaction at the net order transaction amount.  In regards to allowances and refunds for revenue adjustments, due to our refund percentage is less than 1% we decided the need for an estimated adjustment for allowances and refunds was not material.  If we do receive any returned orders, we will directly book those orders as refunds the day we receive the call from the customer requesting the refund.  We will book the credit memo at the full value of the customer original order.  We recognize the guidance sited under ASC 606 in this matter, but due to the insignificant and not material difference between GAAP and cash, management has chosen to forego any adjustments to our revenue for any discounts, refunds, and allowances.